Trade and other receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Minimum period of past due for considering financial assets to be in default	180 days
Trade accounts receivable
Trade and other receivables
Minimum period of past due for considering financial assets to be in default	180 days
Trade accounts receivable | Current
Trade and other receivables
Weighted-average loss rate	1.72%	0.59%
Loss allowance	R$ (872)	R$ (183)
Trade accounts receivable | Current | Gross amount
Trade and other receivables
Carrying amount	R$ 50,728	R$ 31,087
Trade accounts receivable | 1–30
Trade and other receivables
Weighted-average loss rate	9.89%	2.69%
Loss allowance	R$ (721)	R$ (209)
Trade accounts receivable | 1–30 | Gross amount
Trade and other receivables
Carrying amount	R$ 7,295	R$ 7,774
Trade accounts receivable | More than 31 days past due
Trade and other receivables
Weighted-average loss rate	47.11%	63.91%
Loss allowance	R$ (6,705)	R$ (5,695)
Trade accounts receivable | More than 31 days past due | Gross amount
Trade and other receivables
Carrying amount	R$ 14,233	R$ 8,911